Notes Receivable (Details) - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2021	Sep. 30, 2021	Jul. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Notes Receivable (Details) [Line Items]
Bears interest rate				195.00%	10.00%
Outstanding note balance		$ 3.4
Promissory note	$ 0.3
Principal amount					$ 3.1
Gryphon [Member]
Notes Receivable (Details) [Line Items]
Aggregate amount			$ 10.0
Bears interest rate			9.50%
Outstanding note balance		$ 10.1